Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund
Investment Objectives

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") seeks a high level of current income as its primary investment objective. As a secondary objective, the Fund seeks to maximize total return but only to the extent consistent with its primary objective.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial advisor and in the "Share Class Arrangements" section beginning on page 35 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 55 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Fixed Income Opportunities Fund	Class A		Class B		Class L		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%		none		none	[1]	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	none	[1]	none
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Fixed Income Opportunities Fund		Class A	Class B	Class L		Class I
Advisory Fee		0.32%	0.32%	0.32%	[1]	0.32%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	0.85%	0.50%	[1]	none
Other Expenses		0.52%	0.52%	0.52%	[1]	0.52%
Total Annual Fund Operating Expenses		1.09%	1.69%	1.34%	[1]	0.84%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Global Fixed Income Opportunities Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		531	757	1,000	1,697
Class B		672	833	1,118	1,839
Class L	[1]	136	425	734	1,613
Class I		86	268	466	1,037
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Global Fixed Income Opportunities Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		531	757	1,000	1,697
Class B		172	533	918	1,839
Class L	[1]	136	425	734	1,613
Class I		86	268	466	1,037
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertibles securities.

The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and commercial mortgage-backed securities ("CMBS"). Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage securities. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments.

Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and sub-prime) loans that have been securitized in pass-through structures similar to mortgage-backed securities.

The Fund may invest in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt. The Fund may also invest generally in foreign securities that are denominated in U.S. dollars or in currencies other than U.S. dollars.

In pursuit of its investment objective, the Fund may regularly enter into currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. At times, the Fund may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.

In addition to its use of currency derivatives, the Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. The public bank loans may be rated investment grade or below investment grade. The Fund may also invest in restricted and illiquid securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

•  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•  CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through securities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss.

•  SMBS. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

•  CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

•  High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Foreign Sovereign Debt. Investing in foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•  Currency Derivatives. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser and/or Sub-Adviser expect. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund's securities are not denominated. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency derivatives involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Fund's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

•  Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Other Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years*

* The Fund previously disclosed the total return of Class B shares. However, Class B shares are closed to new investments. The bar chart now shows Class A shares which remain open to new investments.
High Quarter	9/30/09	9.65%
Low Quarter	12/31/08	–8.63%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns Global Fixed Income Opportunities Fund		Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
Class A		10.21%	5.38%	6.20%
Class B		9.25%	5.33%	6.13%	[1]
Class L	[2]	13.35%	5.65%	6.00%
Class I		15.16%	6.57%	6.92%
After Taxes on Distributions Class A	[3]	8.39%	2.93%	3.63%
After Taxes on Distributions and Sale of Fund Shares Class A		6.57%	3.05%	3.71%
Barclays Capital Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	[4]	4.32%	5.44%	5.98%
Lipper Global Income Funds Index (reflects no deduction for taxes)	[5]	7.89%	5.70%	6.21%
[1]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares. The one year performance of Class L shares reflects the 1% contingent deferred sales charge (CDSC) in effect for Class C shares as of December 31, 2012. Class C shares held for less than one year were subject to a 1% CDSC. The CDSC on Class L shares was eliminated effective February 25, 2013.
[3]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[4]	The Barclays Capital Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. It is not possible to invest directly in an index.
[5]	The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.